Summary of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule for Company's allowance for doubtful accounts	Changes in the Company's allowance for credit losses by segment follows:

(in millions)	CCM	CIT	CFT	Corporate	Total
Balance as of December 31, 2018	$2.4	$1.0	$0.5	$—	$3.9
Current period provision	—	0.8	0.1	0.5	1.4
Amounts acquired	0.1	—	0.5	—	0.6
Amounts written off	(0.3)	(0.2)	—	—	(0.5)
Balance as of December 31, 2019	$2.2	$1.6	$1.1	$0.5	$5.4
Current period provision	0.8	0.1	0.1	—	1.0
Amounts written off	(0.6)	(0.4)	(0.4)	—	(1.4)
Balance as of December 31, 2020	$2.4	$1.3	$0.8	$0.5	$5.0